Related party transactions - Management compensation transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Directors' fees	$ 182,675	$ 127,053	$ 33,492
Board of directors
Related party transactions
Management Compensation	974,240	880,387	442,932
Directors' fees	182,675	127,053	51,820
Share-based payments	77,779	404,573	276,436
Total compensation	$ 1,234,694	$ 1,412,013	$ 771,188